Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of Fully Benefit-Responsive Investment Contract
The following table reflects the contract value for each type of fully benefit-responsive investment contract:

	December 31, 2025	December 31, 2024
Fixed Maturity Synthetic GICs	$26,886,611	$39,202,983
Constant Duration Synthetic GICs	102,470,237	105,062,858
Total	$129,356,848	$144,265,841